SCHEDULE OF INVESTMENTS
Ivy Limited-Term Bond Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
American Airlines Class AA Pass-Through Certificates, Series 2016-2, 3.200%, 6-15-28	$2,429	$2,368
SBA Tower Trust, Series 2014-2 (GTD by SBA Guarantor LLC and SBA Holdings LLC), 3.869%, 10-8-24 (A)	6,500	6,950
SBA Tower Trust, Series 2017-1C (GTD by SBA Guarantor LLC and SBA Holdings LLC), 3.168%, 4-11-22 (A)	3,750	3,780
SBA Tower Trust, Series 2020-1 (GTD by SBA Guarantor LLC and SBA Holdings LLC), 1.884%, 1-15-26 (A)	3,222	3,316

TOTAL ASSET-BACKED SECURITIES – 1.4%		$16,414
(Cost: $16,155)

CORPORATE DEBT SECURITIES
Communication Services

Cable & Satellite – 0.7%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp., 4.464%, 7-23-22	3,425	3,611
Viacom, Inc., 4.250%, 9-1-23	3,750	4,082
		7,693
Integrated Telecommunication Services – 0.7%
AT&T, Inc., 4.125%, 2-17-26	3,341	3,865
Qwest Corp., 6.750%, 12-1-21	3,830	4,007
		7,872
Movies & Entertainment – 0.7%
Netflix, Inc., 5.500%, 2-15-22	7,315	7,653

Publishing – 0.3%
Thomson Reuters Corp., 4.300%, 11-23-23	3,630	3,979

Wireless Telecommunication Service – 1.3%
Crown Castle Towers LLC:
3.222%, 5-15-22(A)	7,830	7,913
3.663%, 5-15-25(A)	2,050	2,208
Sprint Spectrum L.P., 3.360%, 9-20-21(A)	1,219	1,230

T-Mobile USA, Inc., 3.500%, 4-15-25(A)	3,500	3,868
		15,219
Total Communication Services - 3.7%		42,416
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.7%
Ralph Lauren Corp., 1.700%, 6-15-22	3,600	3,665
VF Corp., 2.050%, 4-23-22	3,775	3,856
		7,521
Automobile Manufacturers – 1.5%
General Motors Co., 4.875%, 10-2-23	4,223	4,684
Nissan Motor Co. Ltd., 3.043%, 9-15-23(A)	3,750	3,921
Volkswagen Group of America, Inc.:
2.500%, 9-24-21(A)	3,400	3,451
0.875%, 11-22-23(A)	5,150	5,178
		17,234
General Merchandise Stores – 1.6%
Dollar General Corp., 3.250%, 4-15-23	9,771	10,338
Family Dollar Stores, Inc., 5.000%, 2-1-21	8,509	8,535
		18,873
Homebuilding – 0.8%
D.R. Horton, Inc., 2.600%, 10-15-25	1,875	2,022
Lennar Corp.:
4.125%, 1-15-22	3,000	3,071
4.750%, 11-15-22(B)	4,171	4,401
		9,494
Internet & Direct Marketing Retail – 0.9%
Amazon.com, Inc., 0.400%, 6-3-23	5,250	5,281
Expedia Group, Inc.:
3.600%, 12-15-23(A)	2,225	2,371
7.000%, 5-1-25(A)	2,300	2,532
		10,184
Total Consumer Discretionary - 5.5%		63,306
Consumer Staples

Agricultural Products – 0.3%
Cargill, Inc., 1.375%, 7-23-23(A)	3,000	3,075

Distillers & Vintners – 1.3%
Constellation Brands, Inc.:
3.200%, 2-15-23	7,750	8,189
4.250%, 5-1-23	2,500	2,725
Diageo Capital plc (GTD by Diageo plc), 3.500%, 9-18-23	3,500	3,772
		14,686
Food Distributors – 0.1%
McCormick & Co., Inc., 3.500%, 9-1-23	1,320	1,411

Food Retail – 0.3%
Alimentation Couche-Tard, Inc., 2.700%, 7-26-22(A)	3,385	3,498

Packaged Foods & Meats – 0.3%
Campbell Soup Co., 3.950%, 3-15-25	2,875	3,240

Soft Drinks – 0.9%
Coca-Cola Refreshments USA, Inc., 8.000%, 9-15-22	6,375	7,187
Keurig Dr Pepper, Inc., 4.057%, 5-25-23	2,675	2,906
		10,093
Total Consumer Staples - 3.2%		36,003
Energy

Integrated Oil & Gas – 0.1%
Chevron USA, Inc. (GTD by Chevron Corp.) (3-Month U.S. LIBOR plus 20 bps), 0.405%, 8-11-23(C)	1,500	1,503

Oil & Gas Exploration & Production – 0.6%
Aker BP ASA, 2.875%, 1-15-26(A)	3,675	3,750
EQT Corp., 3.000%, 10-1-22	2,950	2,972
		6,722
Oil & Gas Refining & Marketing – 0.3%
HollyFrontier Corp., 2.625%, 10-1-23	2,925	2,989

Oil & Gas Storage & Transportation – 3.3%
Enbridge, Inc., 2.900%, 7-15-22	2,913	3,021
EQT Midstream Partners L.P., 4.750%, 7-15-23	3,500	3,680
Galaxy Pipeline Assets BidCo Ltd., 1.750%, 9-30-27(A)	4,200	4,263
Kinder Morgan Energy Partners L.P.:
3.500%, 3-1-21	4,500	4,500
3.450%, 2-15-23	4,090	4,293
Midwest Connector Capital Co. LLC, 3.625%, 4-1-22(A)	4,450	4,528
Plains All American Pipeline L.P. and PAA Finance Corp., 3.850%, 10-15-23	6,200	6,629
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.), 4.250%, 4-1-24	3,200	3,464
Western Gas Partners L.P., 5.375%, 6-1-21	3,575	3,593
		37,971
Total Energy - 4.3%		49,185
Financials

Asset Management & Custody Banks – 1.1%
Ares Capital Corp.:
3.625%, 1-19-22	1,030	1,059
3.500%, 2-10-23	2,750	2,897
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.), 4.000%, 4-1-24	3,200	3,512
National Securities Clearing Corp., 1.200%, 4-23-23(A)	1,028	1,049

Owl Rock Capital Corp., 3.400%, 7-15-26	3,700	3,750
		12,267
Consumer Finance – 2.7%
Ally Financial, Inc.:
4.250%, 4-15-21	6,870	6,941
1.450%, 10-2-23	5,900	6,022
Caterpillar Financial Services Corp., 0.450%, 9-14-23	3,000	3,011
Discover Bank, 3.350%, 2-6-23	4,650	4,907
Ford Motor Credit Co. LLC, 3.470%, 4-5-21	1,000	1,000
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
4.200%, 11-6-21	5,260	5,422
5.200%, 3-20-23	1,000	1,096
Hyundai Capital America, 1.250%, 9-18-23(A)	2,200	2,226
		30,625
Diversified Banks – 5.8%
Bank of America Corp.:
4.100%, 7-24-23	5,850	6,402
4.125%, 1-22-24	3,000	3,331
4.200%, 8-26-24	3,675	4,123
Bank of Montreal, 2.050%, 11-1-22	5,000	5,159
Citizens Bank N.A., 3.250%, 2-14-22	3,250	3,346
Mitsubishi UFJ Financial Group, Inc.:
2.998%, 2-22-22	2,000	2,060
0.848%, 9-15-24	3,500	3,520
Mizuho Financial Group, Inc., 0.849%, 9-8-24	4,700	4,727
National Bank of Canada, 2.100%, 2-1-23	3,600	3,718
Sumitomo Mitsui Financial Group, Inc., 2.784%, 7-12-22	4,290	4,447
Sumitomo Mitsui Trust Bank Ltd., 0.800%, 9-12-23(A)	3,700	3,733
Svenska Handelsbanken AB, 0.625%, 6-30-23(A)	3,500	3,524
Synchrony Bank, 3.000%, 6-15-22	3,500	3,614
U.S. Bancorp, 5.125%, 1-15-68(D)	8,000	7,980
Wells Fargo & Co., 3.000%, 4-22-26	6,375	7,015
		66,699
Financial Exchanges & Data – 1.0%
Intercontinental Exchange, Inc.:
0.700%, 6-15-23	3,700	3,729
3.450%, 9-21-23	3,500	3,771
Moody’s Corp., 2.625%, 1-15-23	3,750	3,913
		11,413
Investment Banking & Brokerage – 3.6%
Charles Schwab Corp. (The), 0.900%, 3-11-26	7,400	7,497
E*TRADE Financial Corp., 2.950%, 8-24-22	4,765	4,949
Goldman Sachs Group, Inc. (The):
3.850%, 7-8-24	5,000	5,528
4.250%, 10-21-25	7,209	8,267
0.870%, 12-9-26	3,700	3,720
Morgan Stanley, 4.875%, 11-1-22	9,450	10,180

Morgan Stanley (3-Month U.S. LIBOR plus 110 bps), 4.000%, 5-31-23(C)	1,700	1,767
		41,908
Life & Health Insurance – 1.2%
MassMutual Global Funding II, 2.250%, 7-1-22(A)	3,750	3,856
Metropolitan Life Global Funding I, 0.900%, 6-8-23(A)	3,750	3,797
Protective Life Global Funding, 0.631%, 10-13-23(A)	2,250	2,263
Reliance Standard Life Insurance II, 2.150%, 1-21-23(A)	3,600	3,690
		13,606
Multi-Line Insurance – 0.4%
Athene Global Funding, 2.800%, 5-26-23(A)	4,500	4,698

Other Diversified Financial Services – 2.9%
Citigroup, Inc.:
3.500%, 5-15-23	4,140	4,435
2.876%, 7-24-23	3,653	3,795
0.776%, 10-30-24	3,700	3,724
5.500%, 9-13-25	1,900	2,283
JPMorgan Chase & Co.:
3.875%, 9-10-24	2,542	2,846
0.653%, 9-16-24	3,000	3,016
1.045%, 11-19-26	10,900	11,020
USAA Capital Corp., 1.500%, 5-1-23(A)	2,000	2,051
		33,170
Regional Banks – 0.5%
First Horizon National Corp., 3.550%, 5-26-23	6,000	6,374

Specialized Finance – 0.9%
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust:
3.300%, 1-23-23	3,150	3,287
4.500%, 9-15-23	1,333	1,445
Corporacion Andina de Fomento, 2.375%, 5-12-23	1,500	1,554
Fidelity National Financial, Inc., 5.500%, 9-1-22	3,700	3,986
		10,272
Total Financials - 20.1%		231,032
Health Care

Health Care Equipment – 0.3%
Becton Dickinson & Co., 2.894%, 6-6-22	3,497	3,615

Health Care Facilities – 0.5%
HCA, Inc. (GTD by HCA Holdings, Inc.), 4.750%, 5-1-23	5,485	5,981

Pharmaceuticals – 1.7%
AbbVie, Inc., 2.300%, 11-21-22	3,600	3,732
Bayer U.S. Finance II LLC, 2.850%, 4-15-25(A)	2,581	2,737
Elanco Animal Health, Inc., 5.022%, 8-28-23(B)	4,220	4,610
Royalty Pharma plc (GTD by Royalty Pharma Holdings Ltd.):
0.750%, 9-2-23(A)	2,200	2,211
1.200%, 9-2-25(A)	2,000	2,030

Takeda Pharmaceutical Co. Ltd., 4.000%, 11-26-21	3,640	3,745
		19,065
Total Health Care - 2.5%		28,661
Industrials

Aerospace & Defense – 2.1%
BAE Systems plc, 4.750%, 10-11-21(A)	2,727	2,814
Boeing Co. (The):
2.200%, 10-30-22	5,500	5,641
2.800%, 3-1-23	5,623	5,837
Harris Corp., 3.832%, 4-27-25	2,225	2,497
Park Aerospace Holdings Ltd.:
5.250%, 8-15-22(A)	750	787
5.500%, 2-15-24(A)	3,700	4,035
Raytheon Technologies Corp., 2.500%, 12-15-22	2,500	2,591
		24,202
Agricultural & Farm Machinery – 0.8%
CNH Industrial Capital LLC (GTD by CNH Industrial Capital America LLC and New Holland Credit Co. LLC), 1.950%, 7-2-23	3,250	3,346
John Deere Capital Corp.:
0.550%, 7-5-22	2,250	2,261
0.700%, 7-5-23	3,750	3,789
		9,396
Airlines – 0.7%
Aviation Capital Group LLC, 4.375%, 1-30-24(A)	3,000	3,165
Delta Air Lines, Inc., 3.400%, 4-19-21	4,550	4,580
		7,745
Environmental & Facilities Services – 1.2%
Republic Services, Inc., 0.875%, 11-15-25(D)	2,200	2,216
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.):
2.400%, 5-15-23	9,605	10,028
0.750%, 11-15-25	1,475	1,481
		13,725
Industrial Conglomerates – 0.3%
General Electric Capital Corp., 5.012%, 1-1-24	3,941	4,176

Industrial Machinery – 0.2%
Roper Technologies, Inc., 0.450%, 8-15-22	2,000	2,003

Research & Consulting Services – 0.4%
IHS Markit Ltd., 5.000%, 11-1-22(A)	4,285	4,582

Total Industrials - 5.7%		65,829
Information Technology

Application Software – 0.6%
Infor, Inc., 1.450%, 7-15-23(A)	2,580	2,621
NXP B.V. and NXP Funding LLC, 4.625%, 6-1-23(A)	3,700	4,044
		6,665
Communications Equipment – 0.1%
Motorola Solutions, Inc., 3.500%, 3-1-23	900	951

Data Processing & Outsourced Services – 0.9%
Global Payments, Inc., 2.650%, 2-15-25	4,125	4,417
PayPal Holdings, Inc., 1.350%, 6-1-23	5,750	5,887
		10,304
Electronic Components – 0.0%
Maxim Integrated Products, Inc., 3.375%, 3-15-23	675	711

Internet Services & Infrastructure – 0.1%
Baidu, Inc., 1.720%, 4-9-26	1,050	1,064

IT Consulting & Other Services – 0.5%
Leidos, Inc. (GTD by Leidos Holdings, Inc.), 2.950%, 5-15-23(A)	5,525	5,813

Semiconductors – 1.1%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.), 3.625%, 1-15-24	1,350	1,459
Broadcom, Inc., 3.125%, 10-15-22	2,037	2,132
Microchip Technology, Inc., 3.922%, 6-1-21	5,000	5,071
Xilinx, Inc., 2.950%, 6-1-24	3,675	3,952
		12,614
Technology Hardware, Storage & Peripherals – 0.7%
Apple, Inc., 3.000%, 2-9-24	7,162	7,708

Total Information Technology - 4.0%		45,830
Materials
Diversified Chemicals – 0.3%
DowDuPont, Inc., 4.205%, 11-15-23	2,450	2,703

Fertilizers & Agricultural Chemicals – 0.4%
Mosaic Co. (The):
3.250%, 11-15-22	2,314	2,418
4.250%, 11-15-23	750	819
Nutrien Ltd., 1.900%, 5-13-23	1,500	1,549
		4,786
Total Materials - 0.7%		7,489
Real Estate

Health Care REITs – 0.2%
HCP, Inc., 4.250%, 11-15-23	410	449
Healthpeak Properties, Inc., 3.875%, 8-15-24	1,200	1,327
		1,776
Industrial REITs – 0.2%
Avolon Holdings Funding Ltd., 4.250%, 4-15-26(A)	2,200	2,369

Specialized REITs – 2.0%
American Tower Corp.:
3.070%, 3-15-23(A)	8,265	8,427
0.600%, 1-15-24	3,700	3,704
Crown Castle International Corp.:
5.250%, 1-15-23	2,905	3,179
3.150%, 7-15-23	1,195	1,271

CyrusOne L.P. and CyrusOne Finance Corp. (GTD by CyrusOne, Inc.), 2.900%, 11-15-24	3,000	3,203
Equinix, Inc., 1.000%, 9-15-25	3,675	3,684
		23,468
Total Real Estate - 2.4%		27,613
Utilities

Electric Utilities – 2.8%
American Transmission Systems, Inc., 5.250%, 1-15-22(A)	775	808
CenterPoint Energy, Inc., 2.500%, 9-1-22	4,000	4,134
Edison International, 3.550%, 11-15-24	3,700	3,983
Entergy Texas, Inc., 2.550%, 6-1-21	3,500	3,524
Evergy, Inc., 5.292%, 6-15-22(B)	2,890	3,051
FirstEnergy Corp., 2.850%, 7-15-22	4,948	5,029
MidAmerican Energy Co., 3.700%, 9-15-23	3,000	3,239
National Rural Utilities Cooperative Finance Corp., 2.400%, 4-25-22	2,275	2,334
Virginia Electric and Power Co., Series C, 2.750%, 3-15-23	5,765	6,036
		32,138
Multi-Utilities – 0.7%
Dominion Energy Gas Holdings LLC, 3.550%, 11-1-23	3,765	4,057
Pacific Gas and Electric Co. (3-Month U.S. LIBOR plus 137.50 bps), 1.600%, 11-15-21(C)	3,700	3,702
		7,759
Total Utilities - 3.5%		39,897

TOTAL CORPORATE DEBT SECURITIES – 55.6%		$637,261
(Cost: $624,328)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO - 1.0%
Credit Suisse Mortgage Trust, Series 2018-RPL8, Class A1 (Mortgage spread to 3-year U.S. Treasury index), 4.125%, 7-25-58(A)(C)	3,576	3,590
Verus Securitization Trust, Series 2018-3, Class B1 (Mortgage spread to 5-year U.S. Treasury index), 5.694%, 10-25-58(A)(C)	1,772	1,794
Wells Fargo Re-REMIC Trust, Series 2013-FRR1, Class BK20, 0.000%, 5-27-45(A)(E)	6,353	5,947
		11,331

TOTAL MORTGAGE-BACKED SECURITIES – 1.0%		$11,331
(Cost: $11,035)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations - 0.6%
U.S. Department of Transportation, 6.001%, 12-7-21(A)	6,025	6,334

Mortgage-Backed Obligations - 10.4%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 185 bps), 2.003%, 8-25-25(A)(C)	3,081	2,957
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 205 bps), 2.203%, 6-25-28(A)(C)	1,834	1,755
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 220 bps), 2.340%, 4-25-29(A)(C)	1,930	1,887
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 225 bps), 2.395%, 12-25-29(A)(C)	3,750	3,621
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 230 bps), 2.440%, 8-25-29(A)(C)	1,436	1,398
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 250 bps), 2.653%, 11-25-24(A)(C)	2,635	2,633
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 255 bps), 2.703%, 6-25-27(A)(C)	969	926
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 265 bps), 2.803%, 5-25-27(A)(C)	2,211	2,151
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 1-Month U.S. LIBOR), 4.153%, 9-25-22(A)(C)	2,358	2,350
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index), 3.630%, 11-25-47(A)(C)	3,500	3,540
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 3-year U.S. Treasury index):
3.393%, 7-25-22(A)(C)	3,000	3,100
3.972%, 2-25-46(A)(C)	390	390
3.631%, 7-25-46(A)(C)	3,000	3,149
3.526%, 2-25-48(A)(C)	3,745	3,806

Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
7.833%, 2-25-23(A)	1,737	1,760
3.485%, 11-25-23(A)(C)	1,500	1,555
3.581%, 11-25-23(A)(C)	15,799	16,562
3.867%, 5-25-45(A)(C)	6,500	6,750
3.556%, 6-25-45(A)(C)	1,000	1,052
3.565%, 11-25-47(A)(C)	4,470	4,650
3.526%, 2-25-48(A)(C)	4,000	4,092
3.587%, 6-25-48(A)(C)	2,500	2,714
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 7-year U.S. Treasury index):
3.731%, 6-25-22(A)(C)	11,098	11,473
4.055%, 5-25-25(A)(C)	985	1,090
3.675%, 11-25-49(A)(C)	5,100	5,495
3.648%, 11-25-50(A)(C)	12,055	12,963
Federal National Mortgage Association Agency REMIC/CMO:
2.000%, 10-25-41	7,219	7,439
2.000%, 12-25-42	379	380
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.381%, 6-1-21	2,588	2,587
5.500%, 2-1-22	3	3
Government National Mortgage Association Agency REMIC/CMO, 2.000%, 3-16-42	2,978	3,080
Government National Mortgage Association Fixed Rate Pass-Through Certificates, 3.500%, 4-20-34	2,166	2,287
		119,595

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 11.0%		$125,929
(Cost: $121,885)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations - 28.6%
U.S. Treasury Notes:
1.500%, 9-30-21	6,250	6,314
2.875%, 10-15-21	18,700	19,102
2.000%, 10-31-21	5,000	5,078
1.500%, 11-30-21	49,400	50,017
2.000%, 12-31-21	5,000	5,093
1.500%, 1-31-22	13,250	13,447
2.000%, 2-15-22	11,000	11,231
1.875%, 2-28-22	20,250	20,661
1.750%, 5-31-22	14,500	14,834
1.750%, 7-15-22	34,000	34,849
2.000%, 7-31-22	16,500	16,985
1.375%, 10-15-22	1,000	1,022
2.000%, 10-31-22	42,500	43,951
2.125%, 12-31-22	20,000	20,795
1.500%, 1-15-23	11,500	11,820
2.500%, 3-31-23	30,950	32,587
2.750%, 4-30-23	19,250	20,413
		328,199

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 28.6%		$328,199
(Cost: $318,316)

SHORT-TERM SECURITIES
Commercial Paper(F) - 1.2%
Duke Energy Corp., 0.210%, 1-4-21	1,000	1,000
J.M. Smucker Co. (The), 0.100%, 1-4-21	10,500	10,500
Walgreens Boots Alliance, Inc., 0.180%, 1-4-21	2,400	2,400
		13,900
Master Note - 0.1%
Toyota Motor Credit Corp. (1-Week U.S. LIBOR plus 25 bps), 0.350%, 1-7-21(G)	1,459	1,459

Notes - 0.4%
U.S. International Development Finance Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate), 0.130%, 1-7-21(G)	4,792	4,792

	Shares

Money Market Funds(H) - 0.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	2,659	2,659

TOTAL SHORT-TERM SECURITIES – 1.9%		$22,810
(Cost: $22,810)

TOTAL INVESTMENT SECURITIES – 99.5%		$1,141,944
(Cost: $1,114,529)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		5,384

NET ASSETS – 100.0%		$1,147,328

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020 the total value of these securities amounted to $264,646 or 23.1% of net assets.

(B)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2020.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2020. Description of the reference rate and spread, if applicable, are included in the security description.
(D)	All or a portion of securities with an aggregate value of $7,392 are on loan.
(E)	Zero coupon bond.
(F)	Rate shown is the yield to maturity at December 31, 2020.
(G)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2020. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(H)	Rate shown is the annualized 7-day yield at December 31, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$ 16,414	$—
Corporate Debt Securities	—	637,261	—
Mortgage-Backed Securities	—	11,331	—
United States Government Agency Obligations	—	125,929	—
United States Government Obligations	—	328,199	—
Short-Term Securities	2,659	20,151	—

Total	$2,659	$1,139,285	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at December 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,114,529

Gross unrealized appreciation	27,948

Gross unrealized depreciation	(533)

Net unrealized appreciation	$27,415